Note 18 - Commitments (Details) - Future Minimum Lease Payments for All Noncancelable Operating Leases (Under Review) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments for All Noncancelable Operating Leases (Under Review) [Abstract]
2015	$ 1,542
2016	659
2017	291
2018	177
2019	67
Total minimum lease payments	$ 2,736